SUMMARY OF OPTION ACTIVITY (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Options Outstanding, beginning balance	806,392	878,380	878,380	824,104
Weighted-Average Exercise Price Outstanding, ending balance	$ 4.33	$ 4.12	$ 4.12	$ 4.10
Options Granted	0	7,142	7,142	79,273
Weighted-Average Exercise Price, Granted			$ 4.20	$ 5.49
Options Exercised	0	0	64,848
Weighted-Average Exercise Price, Exercised			$ 1.16
Options, Forfeited			14,282	24,997
Weighted-Average Exercise Price,Forfeited			$ 5.95	$ 7.70
Options Outstanding, ending balance			806,392	878,380
Weighted-Average Exercise Price Outstanding, ending balance			$ 4.33	$ 4.12
Weighted- Average Remaining Contractual Term, Outstanding			4 years
Aggregate Intrinsic Value Outstanding, ending balance			$ 164,255
Options, Vested and exercisable			800,838
Weighted-Average Exercise Price, Vested and exercisable			$ 4.31
Weighted- Average Remaining Contractual Term, Vested and exercisable			4 years
Aggregate Intrinsic Value, Vested and exercisable			$ 164,255
Options Exercised	0	0	(64,848)
Options, Forfeited			(14,282)	(24,997)
Equity Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Options Outstanding, beginning balance	806,392
Weighted-Average Exercise Price Outstanding, ending balance	$ 4.33
Options Granted	0
Weighted-Average Exercise Price, Granted
Options Exercised	0
Weighted-Average Exercise Price, Exercised
Options, Forfeited
Weighted-Average Exercise Price,Forfeited
Options Outstanding, ending balance	806,392		806,392
Weighted-Average Exercise Price Outstanding, ending balance	$ 4.33		$ 4.33
Weighted- Average Remaining Contractual Term, Outstanding	3 years 9 months 18 days
Aggregate Intrinsic Value Outstanding, ending balance	$ 271,298
Options, Vested and exercisable	803,813
Weighted-Average Exercise Price, Vested and exercisable	$ 4.32
Weighted- Average Remaining Contractual Term, Vested and exercisable	3 years 8 months 12 days
Aggregate Intrinsic Value, Vested and exercisable	$ 271,298
Options Exercised	0
Options, Forfeited